ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$

Advance from end users	40,578	66,679	10,747
Business tax and other taxes payable	4,031	4,360	703
Deferred government grant	17,925	14,016	2,259
Professional fees payable	15,442	11,323	1,825
Promotional events payables	3,752	10,869	1,752
Advertising and sponsorship payable	902	2,267	365
Others	5,616	8,478	1,365

	88,246	117,992	19,016

Advance from end users represents 1) payments received by the Group in advance from the end users prior to the purchase of lottery tickets, and 2) prize distribution made by the Group to the winning end users' registered account.